================================================================================


                  As filed, via EDGAR, with the Securities and
                       Exchange Commission on May 6, 1997


                                                            File No.: 33-8746

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       [ ] Pre-Effective Amendment No. __


                       [x] Post-Effective Amendment No. 1
                        ----------------------------------
                        (check appropriate box or boxes)

                               -------------------

                              THE TOCQUEVILLE TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                  212-698-0800
                         -------------------------------
                        (Area Code and Telephone Number)

                     1675 Broadway, New York, New York 10019
                -------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

                               -------------------

                          Francois D. Sicart, President
                              The Tocqueville Trust
                                  1675 Broadway
                            New York, New York 10018
                      --------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                          Susan J. Penry-Williams, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022

                                -----------------


The Registrant proposes that this filing become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.


The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended October 31, 1996 was filed with the Commission on December 26, 1996.

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

                              THE TOCQUEVILLE TRUST
                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND
                              CROSS REFERENCE SHEET
                           ITEMS REQUIRED BY FORM N-14


The Registrant has filed the information required in the prospectus/proxy statement in the definitive filing of its Registration Statement on Form N- 14 pursuant to Rule 497(b) on April 18, 1997, (accession #000922423-97-000393) and it is hereby incorporated by reference. The Registrant has not amended its prospectus/proxy statement.


PART A
 N-14
ITEM NO. ITEM CAPTION                                 PROSPECTUS CAPTION
-------  ------------                                 -------------------

 1.      Beginning of Registration Statement          Cross Reference Sheet;
         and Outside Front Cover Page of              Front Cover Page.
         Prospectus

 2.      Beginning and Outside Back Cover
         Page of Prospectus                           Front Cover Page.

 3.      Fee Table, Synopsis                          Synopsis;  Risk
         Information and Risk Factors                 Factors; Comparison of Fees and
                                                      Expenses.

 4.      Information About the Transaction            Reasons for the Transaction;
                                                      Synopsis; Information about the
                                                      Transaction.

 5.      Information About the Registrant             Synopsis; Comparison of the Funds'
                                                      Investment Objectives and Policies;
                                                      Information about the Funds;
                                                      Additional Information.

 6.      Information About the Company                Synopsis; Comparison of
         Being Acquired                               the Funds' Investment Objectives
                                                      and Policies; Information about the
                                                      Funds; Additional Information.

 7.      Voting Information                           Information Relating to Voting
                                                      Matters.

 8.      Interest of Certain Persons and              Inapplicable.
         Experts

 9.      Additional Information Required              Inapplicable.
         for Reoffering by Persons Deemed
         to be Underwriters






PART B
 N-14
ITEM NO.   ITEM CAPTION                              PROSPECTUS CAPTION
-------    ------------                              --------------------
10.        Cover Page                                Cover Page.

11.        Table of Contents                         Cover Page.

12.        Additional Information About
           the Registrant                            Statement of Additional Information
                                                     of The Tocqueville International
                                                     Value Fund dated February 28,
                                                     1997.

13.        Additional Information About
           the Company Being Acquired                Inapplicable.

14.        Financial Statements                      Statement of Additional Information
                                                     of The Tocqueville Trust which
                                                     incorporates the audited annual
                                                     financial statements of The
                                                     Tocqueville Asia-Pacific Fund and
                                                     The Tocqueville International Value
                                                     Fund as of October 31, 1996; and
                                                     the pro forma combined financial
                                                     statements of The Tocqueville Asia-
                                                     Pacific Fund and The Tocqueville
                                                     International Value Fund, as of
                                                     October 31, 1996.


PART C
 N-14
ITEM NO. ITEM CAPTION                                PROSPECTUS CAPTION
-------  ------------                                -------------------

15.      Indemnification                             Indemnification.

16.      Exhibits                                    Exhibits.

17.      Undertakings                                Undertakings.

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


                              THE TOCQUEVILLE TRUST
                    THE TOCQUEVILLE INTERNATIONAL VALUE FUND

                                     PART C

Item 15.  Indemnification.

     Article VIII of the Registrant's Declaration of Trust provides as follows:

     The Trust shall indemnify each of its Trustees, officers (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (1) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


PART C.  OTHER INFORMATION

ITEM 16.      Exhibits
-------       --------

              EX-99.B1 (a)          Agreement and Declaration of Trust of Registrant.(1)

                       (b)          Amendment to the Agreement and Declaration of Trust of Registrant dated
                                    August 4, 1995.(5)

              EX-99.B2.             By-laws of Registrant.(1)

              EX-99.B3.             Inapplicable.

              EX-99.B4.             Plan of Reorganization and Liquidation.(7)

              EX-99.B5.             Inapplicable.

              EX-99.B6.(a)          Investment Advisory Agreement between Registrant on behalf of The
                                    Tocqueville Asia-Pacific Fund and Tocqueville Asset Management L.P.(5)

                       (b)          Investment Advisory Agreement between Registrant on behalf of The
                                    Tocqueville Europe Fund and The Tocqueville Asset Management L.P.(5)

              EX-99.B7.             Distribution Agreement between Registrant and Tocqueville Securities L.P.(5)

              EX-99.B8.             Inapplicable.

              EX-99.B9.(a)          Custodian Agreement between Registrant and Firstar Trust Company.(6)

                       (b)          Global Custody Tri-Party Agreement between The Chase Manhattan Bank,
                                    Firstar Trust and the Registrant on behalf of The Tocqueville Asia-Pacific
                                    Fund.(6)

                       (c)         Global Custody Tri-Party Agreement between The Chase Manhattan Bank,
                                    Firstar Trust and the Registrant on behalf of The Tocqueville International
                                    Value Fund.(6)




      EX-99.B10.   (a)      Rule 12b-1 Plan for the Class A shares of The Tocqueville Asia-Pacific
                            Fund, as amended.(5)

                   (b)      Rule 12b-1 Plan for the Class B shares of The Tocqueville Asia-Pacific
                            Fund.(5)

                   (c)      Rule 12b-1 Plan for the Class A shares of The Tocqueville Europe Fund.(5)

                   (d)      Rule 12b-1 Plan for the Class B shares of The Tocqueville Europe Fund.(5)


      EX-99.B11.   (a)      Opinion of Kramer, Levin, Naftalis & Frankel as to legality of securities being issued.(9)

                   (b)      Opinion of Peabody & Brown as to legality of shares being issued.(9)


      EX-99.B12.            Opinion of Kramer, Levin, Naftalis & Frankel as to tax consequences of the
                            Reorganization.(9)

      EX-99.B13.            Inapplicable.

      EX-99.B14             Consent of McGladrey & Pullen, LLP, independent accountants for the
                            Registrant.(8)

      EX-99.B15.            Inapplicable.

      EX-99.B16.            Inapplicable.

      EX-99.B17             (a)   The   Registrant's    declaration   to
                            declaration to register an indefinite number
                            of shares  pursuant  to Rule 24f-2 under the
                            Investment Company Act of 1940.(1)

                   (b)      Form of Proxy Card.(7)

                   (c)      Prospectus   and   Statement  of  Additional
                            Information   of   The   Tocqueville   Trust
                            relating  to The  Tocqueville  International
                            Value  Fund,   including  audited  financial
                            statements as of October 31, 1996.(6)

                   (d)      Prospectus   and   Statement  of  Additional
                            Information   of   The   Tocqueville   Trust
                            relating  to  The  Tocqueville  Asia-Pacific
                            Fund, including audited financial statements
                            as of October 31, 1996.(6)


-----------------

(1) Previously filed in the Registrant's Registration Statement on Form N-1A on September 15, 1986.
(2) Previously filed in Pre-Effective Amendment No. 1 on December 2, 1986.
(3) Previously filed in Post-Effective Amendment No. 4 on December 29, 1989.
(4) Previously filed in Post-Effective Amendment No. 13 on July 19, 1995.
(5) Previously filed in Post-Effective Amendment No. 14 on February 28, 1996.
(6) Previously filed in Post-Effective Amendment No. 16 on February 28, 1997.
(7) Previously filed in the Registrant's Registration Statement on Form N-14 (accession Number 0000922423-97-000207) on March 14, 1997.

(8) Previously filed in Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (accession number 0000922423-97-000369) on April 10, 1997.
(9) Filed herewith.

ITEM 17.  Undertakings
--------  ------------
 (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf in the City of New York, and State of New York on the 5th day of May, 1997.



                                    THE TOCQUEVILLE TRUST


                                    By: /s/ FRANCOIS D. SICART
                                        ------------------------------
                                        Francois D. Sicart
                                        Prinicpal Executive Officer



     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 5th day of May, 1997:



Signatures                                     Title
----------                                     -----

/s/ FRANCOIS D. SICART                    Principal Executive Officer
-------------------------                 and Trustee
Francois D. Sicart


                                          Trustee
-------------------------
Bernard F. Combemale


/s/ JAMES B. FLAHERTY                     Trustee
-------------------------
James B. Flaherty


/s/ INGE HECKEL                           Trustee
-------------------------
Inge Heckel


/s/ ROBERT KLEINSCHMIDT                   President, Principal Operating
-------------------------                 Officer and Trustee
Robert Kleinschmidt


/s/ FRANCOIS LETACONNOUX                  Trustee
------------------------
Francois Letaconnoux


/s/Kieran Lyons                           Vice President and
------------------------                  Principal Financial Officer
Kieran Lyons

                                INDEX TO EXHIBITS



Exhibit Number    Exhibit
-------------     -------

EX-99.B11(a)      Opinion of Kramer, Levin, Naftalis & Frankel as to legality of securities being issued.

EX-99.B11(b)      Opinion of Peabody & Brown as to legality of shares being
                  issued.

EX-99.B12         Opinion of Kramer, Levin, Naftalis & Frankel as to tax
                  consequences of the Reorganization.